Prepaid Expenses and Other Receivables, Net (Details)	Apr. 07, 2024	Feb. 15, 2023
Prepaid Expenses and Other Receivables, Net [Line Items]
Bearing interest rate		1.50%
Subsequent Event [Member]
Prepaid Expenses and Other Receivables, Net [Line Items]
Bearing interest rate	2.50%